Amounts Receivable	3 Months Ended
Mar. 31, 2023
Amounts Receivable
Amounts Receivable

3. Amounts Receivable

	March 31, 2023	December 31, 2022
Accounts receivable	$2,495,869	$4,207,739
GST receivable	98,853	71,284
Interest receivable	72,468	52,538
Due from related parties	3,916	3,913
Other	2,390	2,351
	2,673,496	4,337,825